Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Financial Statements
29. Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only (parent company only).
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with notes to consolidated financial statements of the Company.
As of December 31, 2022 and 2023, except for the investment commitment disclosed in Note 27(a), the Company did not have significant capital and other commitments, or guarantees.
Condensed Balance Sheets

	As of December 31,
	2022	2023
ASSETS
Current assets
Cash and cash equivalents	951,656	5,187,597
Short-term deposits	12,145,309	7,906,283
Long-term deposits, current portion	—	1,852,070
Prepayments and other current assets	36,541	46,685

Total current assets	13,133,506	14,992,635

Non-current assets
Investments in subsidiaries and VIEs	21,997,908	21,126,723
Long-term deposits	1,416,782	—
Long-term investments	431,028	618,629

Total non-current assets	23,845,718	21,745,352

Total assets	36,979,224	36,737,987

LIABILITIES
Current liabilities
Amount due to a related party	61,663	—
Accruals and other liabilities	6,896	15,987

Total current liabilities	68,559	15,987

Non-current liabilities
Derivative liability	—	393,473

Total non-current liabilities	—	393,473

Total liabilities	68,559	409,460

	As of December 31,
	2022	2023
SHAREHOLDERS’ EQUITY
Class A Ordinary shares	92	103
Class B Ordinary shares	21	21
Additional paid-in capital	60,691,019	70,198,031
Statutory and other reserves	6,425	60,035
Accumulated deficit	(25,330,916)	(35,760,301)
Accumulated other comprehensive income	1,544,024	1,830,638

Total shareholders’ equity	36,910,665	36,328,527

Total liabilities and shareholders’ equity	36,979,224	36,737,987

Condensed Statements of Comprehensive Loss

	For the Year Ended December 31,
	2021	2022	2023
Operating expenses
Selling, general and administrative expenses	(8,966)	(22,896)	(28,511)

Total operating expenses	(8,966)	(22,896)	(28,511)

Fair value gain on derivative liability relating to the contingent consideration	—	—	29,339

(Loss) gain from operations	(8,966)	(22,896)	828
Interest income	208,463	314,668	601,475
Equity in loss of subsidiaries and VIEs	(5,696,578)	(7,074,057)	(10,165,831)
Other non-operating income, net	84,620	35,867	17,718
Exchange gain (loss) from foreign currency transactions	470,103	(2,380,873)	(473,467)
Investment loss on long-term investments	—	(75,155)	(821)
Fair value gain (loss) on derivative assets or derivative liabilities	79,262	59,357	(410,417)

Loss before income tax expenses and share of results of equity method investees	(4,863,096)	(9,143,089)	(10,430,515)

Income tax expenses	—	—	—
Share of results of equity method investees	—	4,117	54,740

Net loss	(4,863,096)	(9,138,972)	(10,375,775)

Net loss attributable to ordinary shareholders of XPeng Inc.	(4,863,096)	(9,138,972)	(10,375,775)

Net loss	(4,863,096)	(9,138,972)	(10,375,775)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of tax	(918,168)	3,192,573	286,614

Total comprehensive loss attributable to XPeng Inc.	(5,781,264)	(5,946,399)	(10,089,161)

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	(5,781,264)	(5,946,399)	(10,089,161)

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2021	2022	2023

Cash flows from operating activities	232,625	175,195	520,066

Cash flows from investing activities
(Placement) maturities of term deposits	(14,607,257)	3,099,780	4,164,149
Investment in equity investees	(19,015,285)	(6,934,426)	(5,306,987)
Cash paid for long-term investments	—	(409,363)	(188,681)
Maturities of derivative assets or derivative liabilities	233,050	10,752	—

Net cash used in investing activities	(33,389,492)	(4,233,257)	(1,331,519)

Cash flows from financing activities
Proceeds from Global Offering, net of issuance cost	13,146,811	—	—
Payments of listing expenses	(36,924)	(1,830)	—
Proceeds from issuance of ordinary shares to Volkswagen	—	—	5,019,599

Net cash provided by (used in) financing activities	13,109,887	(1,830)	5,019,599

Effects of exchange rate changes on cash, cash equivalents and restricted cash	(316,835)	500,454	27,795
Net (decrease) increase in cash, cash equivalents and restricted cash	(20,363,815)	(3,559,438)	4,235,941
Cash, cash equivalents and restricted cash at beginning of the year	24,874,909	4,511,094	951,656

Cash, cash equivalents and restricted cash at end of the year	4,511,094	951,656	5,187,597

(i) Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.